Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 714	€ 605	€ 800	€ 1,304
Commitments relating to contingent consideration in connection with business combinations		689	1,043	3,503
Bayer contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Payment to sale of business period	10 years
Milestone payment period	2021
Fair value of contingent consideration payable		€ 59	104	156
Increase in fair value of liability		1.00%
Bayer contingent consideration | Top of range
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250,000,000
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable		€ 269	312	385
Increase in fair value of liability		2.00%
Fair value of contingent consideration payable		€ 269	€ 312	€ 385	€ 410
Shire contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability		14.00%